Apr. 03, 2023

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated April 3, 2023 to the Prospectus dated August 10, 2022 for the following series of the Trust:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct

(the “Fund”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectus.

The current Outcome Period for the Fund will end and, simultaneously, a new Outcome Period will commence on April 10, 2023 (the “New Outcome Period”). As of April 3, 2023, the estimated ranges of the Fund’s Trigger Rate for the initial Outcome Period are available on the Funds’ website at https://millimanfunds.com/trending-rates, and will be updated on a daily basis. Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), will not calculate the definitive Trigger Rate applicable to the Fund’s Outcome Period until the commencement of the Fund’s Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the Outcome Period, and (ii) the strike price (for the Spread) of long call options contracts on the S&P 500 Index and corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the estimated ranges posted on the Funds’ website on any given day.

Investors should retain this supplement for future reference.